Total
Schwab High Yield Bond ETF
Schwab® High Yield Bond ETF
Investment Objective
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of U.S. dollar denominated below investment grade corporate debt.

Fund Fees and Expenses
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Schwab High Yield Bond ETF Schwab High Yield Bond ETF USD ($)
none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Schwab High Yield Bond ETF Schwab High Yield Bond ETF	[1]
Management fees	0.03%
Other expenses	none	[2]
Total annual fund operating expenses	0.03%
[1]	The information in the table has been restated to reflect current fees and expenses.
[2]	“Other expenses” is an estimate based on the expenses the fund expects to incur for its first full fiscal year.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expenses on a $10,000 Investment
Expense Example	1 Year	3 Years
Schwab High Yield Bond ETF | Schwab High Yield Bond ETF | USD ($)	3	10

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. From July 11, 2023 (commencement of operations) to August 31, 2023, the fund’s portfolio turnover rate was 1% (not annualized) of the average value of its portfolio.

Principal Investment Strategies
To pursue its goal, the fund generally invests in securities that are included in the ICE BofA US Cash Pay High Yield Constrained Index†. ICE BofA US Cash Pay High Yield Constrained Index tracks the performance of U.S. dollar denominated below investment grade corporate debt (junk bonds), currently in a coupon paying period, that is publicly issued in the U.S. domestic market. Qualifying securities must have a below investment grade rating (based on an average of Moody’s, S&P and Fitch), at least 18 months to final maturity at the time of issuance, at least one year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of $250 million. In addition, qualifying securities must have risk exposure to countries that are members of the FX-G10, Western Europe or territories of the U.S. and Western Europe. The FX-G10 includes all Euro members, the U.S., Japan, the United Kingdom, Canada, Australia, New Zealand, Switzerland, Norway and Sweden. Securities included in the index, are, among others, Rule 144A securities (both with and without registration rights), callable perpetual securities (at least one year from the first call date), and fixed-to-floating rate securities (callable within the fixed rate period and are at least one year from the last call prior to the date the bond transitions from a fixed to a floating rate security). The index excludes certain types of securities, including, among others, contingent capital securities, other hybrid capital securities, securities trading without accrued interest, deferred interest bonds, original issue zero coupon bonds, pay-in-kind bonds, and taxable and tax-exempt U.S. municipal securities. The securities in the index are updated on the last business day of each month. As of August 31, 2023, there were approximately 1,849 securities in the index.
It is the fund’s policy that under normal circumstances it will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in below investment grade bonds (based on an average of Moody’s, S&P and Fitch).
Under normal circumstances, the fund may invest up to 20% of its net assets in securities not included in its index. The principal types of these investments include those that the investment adviser believes will help the fund track the index, such as investments in (a) securities that are not represented in the index but the investment
†
“ICE®” is a registered trademark of ICE Data Indices, LLC or its affiliates and “BofA®” is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates (“BofA”) and may not be used without BofA’s prior written approval. These trademarks have been licensed, along with the ICE BofA US Cash Pay High Yield Constrained Index (“Index”) for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management, in connection with the Schwab High Yield Bond ETF. The Schwab High Yield Bond ETF is not sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in the Schwab High Yield Bond ETF.

adviser anticipates will be added to the index; (b) high-quality liquid investments, such as securities issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, and obligations that are issued by private issuers; (c) other investment companies; and (d) derivatives, principally futures contracts. The fund may use futures contracts and other derivatives primarily to help manage interest rate exposure. The fund may also invest in cash and cash equivalents, including money market funds, and lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index.
Because it may not be possible or practical to purchase all of the securities in the index, the investment adviser will seek to track the total return of the index by using sampling techniques. Sampling techniques involve investing in a limited number of index securities that, when taken together, are expected to perform similarly to the index as a whole. These techniques are based on a variety of factors, including interest rate and yield curve risk, maturity exposures, industry, sector and issuer weights, credit quality, and other risk factors and characteristics. The fund generally expects that its portfolio will hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the fund’s investment objective. The fund may sell securities that are represented in the index in anticipation of their removal from the index.
The fund will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry, group of industries or sector to approximately the same extent that its index is so concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry. Similarly, tax-exempt obligations of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
A number of factors may affect the fund’s ability to achieve a high correlation with its index, including the degree to which the fund uses a sampling technique (or otherwise gives a different weighting to a security than the index does). The correlation between the performance of the fund and its index may also diverge due to transaction costs, asset valuations, timing variances, and differences between the fund’s portfolio and the index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the index.

Principal Risks
Performance
Because the fund has not completed a full calendar year of operations, no performance figures are given. Once the fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the fund by showing the variability of the fund’s returns and comparing the fund’s performance to the index. For current performance information, once available, please see www.schwabassetmanagement.com/schwabetfs_prospectus.